Equity (Common Stock - Narrative) (Details) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2014	Sep. 30, 2013	Oct. 31, 2012	Oct. 07, 2014	Sep. 11, 2013	Oct. 10, 2012
Business Acquisition [Line Items]
Common Stock, Shares, Issued	1,153,998,144	1,125,224,024
Proceeds from issuance of common stock	$ 1,000,000,000	$ 1,000,000,000	$ 1,000,000,000
Cost of shares issued	267,000,000	305,000,000	229,000,000
Class of Stock Disclosures [Abstract]
Stock Repurchase Program, Authorized Amount	1,000,000,000
Repurchase amount outstanding	1,300,000,000
Repurchase Shares	18,876,363	0	0
Treasury Stock, Value, Acquired, Cost Method	1,000,000,000
Common Class A [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Issued	22,907,960						22,907,960	22,679,955	28,231,956
Proceeds from issuance of common stock				1,000,000,000	1,000,000,000	1,000,000,000
October 2012 Common Stock Issuance [Member]
Business Acquisition [Line Items]
Proceeds from issuance of common stock	1,000,000,000	1,000,000,000	1,000,000,000
Common Shares Issued For Stock Options [Member]
Business Acquisition [Line Items]
Common stock, shares issued	5,866,160	7,663,446	5,497,752
Cost of shares issued	$ 220,000,000	$ 250,000,000	$ 171,000,000
Treasury Shares Issued For Stock Options [Member]
Business Acquisition [Line Items]
Issued Treasury Stock	0	0	0